DEBT (Tables)	12 Months Ended
Jun. 26, 2019
Debt Disclosure [Abstract]
Long-Term Debt
Long-term debt consists of the following:

	June 26, 2019	June 27, 2018
Revolving credit facility	$523.3	$820.3
5.00% notes	350.0	350.0
3.875% notes	300.0	300.0
Capital lease obligations (refer to Note 10 - Leases)	48.4	43.0
Total long-term debt	1,221.7	1,513.3
Less unamortized debt issuance costs and discounts	(5.4)	(6.6)
Total long-term debt less unamortized debt issuance costs and discounts	1,216.3	1,506.7
Less current installment portion of long-term debt	(9.7)	(7.1)
Long-term debt, less current installments	$1,206.6	$1,499.6

Long-Term Debt Maturities Excluding Capital Lease Obligations
Excluding capital lease obligations (refer to Note 10 - Leases) and interest, our long-term debt maturities for the five fiscal years following June 26, 2019 and thereafter are as follows:

Long-Term Debt
2020	$—
2021	—
2022	523.3
2023	300.0
2024	—
Thereafter	350.0
$1,173.3